Employee Benefits	12 Months Ended
Sep. 30, 2023
Retirement Benefits [Abstract]
Employee Benefits

Note 18 — Employee Benefits

The Company accrues severance pay in according with law and certain employment procedures, mainly for the employees of its Israeli operations on the basis of the latest monthly salary paid to these employees and the length of time that they have worked for the Israeli operations. This severance pay liability amounted to $298,234 and $298,099 as of September 30, 2023 and 2022, respectively, and is included as accrued employee costs in other noncurrent liabilities. This liability is partially funded by amounts on deposit with insurance companies that totaled $211,285 and $217,591 as of September 30, 2023 and 2022, respectively, and are included in other noncurrent assets. These accrued severance expenses were $37,207, $52,768 and $35,015 for fiscal years 2023, 2022 and 2021, respectively.

The Company sponsors defined contribution plans covering certain employees around the world. The plans primarily provide for Company matching contributions based upon a percentage of the employees’ contributions. The Company’s contributions in fiscal years 2023, 2022 and 2021 under such plans were not material compared to total operating expenses.

The Company maintains non-contributory defined benefit plans that provide for pension, other retirement and post-employment benefits for certain employees of a Canadian subsidiary based on length of service and rate of pay. The Company accrues its obligations to these employees under employee benefit plans and the related costs net of returns on plan assets. Pension expense and other retirement benefits earned by employees are actuarially determined using the projected benefit method pro-rated on service and based on management’s best estimates of expected plan investments performance, salary escalation, retirement ages of employees, discount rate, inflation and expected health care costs. The fair value of the employee benefit plans’ assets is based on market values. The plan assets are valued at market value for the purpose of calculating the expected return on plan assets and the amortization of experienced gains and losses. The Company recognized the funded status of such plans in the consolidated balance sheets. The pension and other benefits costs related to the non-contributory defined benefit plans were immaterial in fiscal years 2023, 2022 and 2021.